SIGNIFICANT ACCOUNTING POLICIES - Impairment (Details) ₽ in Millions	12 Months Ended
Dec. 31, 2021 RUB (₽)
SIGNIFICANT ACCOUNTING POLICIES
Impairment loss	₽ 0